Document and Entity Information	12 Months Ended
Aug. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Lexaria Bioscience Corp.
Entity Central Index Key	0001348362
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false